Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 12
Entity Central Index Key	0001051562
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
PGIM US Real Estate Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class A
Trading Symbol	PJEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class A	$134	1.27%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile over the reporting period. The US REIT market was able to generate high-single-digit returns despite continued interest rate volatility and macroeconomic uncertainty. Gains were driven by sectors with strong demographic and/or technological support, specifically senior living and data centers. The market also witnessed a continued recovery in the office and mall sectors from significantly depressed valuations. More broadly, many of the headwinds for REITs began turning into tailwinds as signs emerged of a bottoming in global private real estate pricing, and as capital markets and transaction activity increased significantly.
■
The Fund benefited from positive stock selection across several sectors, including health care, triple net, data centers, and shopping centers.
Additionally, lack of exposure to the diversified sector and an overweight position in residential stocks contributed to relative performance versus the Index.
■
Stock selection in the office, industrial, and storage sectors undermined relative returns during the period. Also detracting from performance were underweight positions in the industrial and gaming sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	4.94%	10.36%	5.72%
Class A without sales charges	11.05%	11.62%	6.32%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE NAREIT Equity REITs Index	9.94%	11.34%	5.33%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 137,104,071
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 834,702
Investment Company, Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 137,104,071
Number of fund holdings	36
Total advisory fees paid for the year	$ 834,702
Portfolio turnover rate for the year	118%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	26.4%
Health Care REITs	17.6%
Retail REITs	17.1%
Industrial REITs	14.4%
Residential REITs	13.5%
Office REITs	3.7%
Diversified REITs	3.2%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short Term Investment	0.8%
98.9%
Other assets in excess of liabilities	1.1%
100.0%

PGIM US Real Estate Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class C
Trading Symbol	PJECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class C	$212	2.02%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile over the reporting period. The US REIT market was able to generate high-single-digit returns despite continued interest rate volatility and macroeconomic uncertainty. Gains were driven by sectors with strong demographic and/or technological support, specifically senior living and data centers. The market also witnessed a continued recovery in the office and mall sectors from significantly depressed valuations. More broadly, many of the headwinds for REITs began turning into tailwinds as signs emerged of a bottoming in global private real estate pricing, and as capital markets and transaction activity increased significantly.
■
The Fund benefited from positive stock selection across several sectors, including health care, triple net, data centers, and shopping centers.
Additionally, lack of exposure to the diversified sector and an overweight position in residential stocks contributed to relative performance versus the Index.
■
Stock selection in the office, industrial, and storage sectors undermined relative returns during the period. Also detracting from performance were underweight positions in the industrial and gaming sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	9.16%	10.77%	5.53%
Class C without sales charges	10.16%	10.77%	5.53%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE NAREIT Equity REITs Index	9.94%	11.34%	5.33%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 137,104,071
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 834,702
Investment Company, Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 137,104,071
Number of fund holdings	36
Total advisory fees paid for the year	$ 834,702
Portfolio turnover rate for the year	118%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	26.4%
Health Care REITs	17.6%
Retail REITs	17.1%
Industrial REITs	14.4%
Residential REITs	13.5%
Office REITs	3.7%
Diversified REITs	3.2%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short Term Investment	0.8%
98.9%
Other assets in excess of liabilities	1.1%
100.0%

PGIM US Real Estate Fund - Class Z [Member]
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class Z
Trading Symbol	PJEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class Z	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile over the reporting period. The US REIT market was able to generate high-single-digit returns despite continued interest rate volatility and macroeconomic uncertainty. Gains were driven by sectors with strong demographic and/or technological support, specifically senior living and data centers. The market also witnessed a continued recovery in the office and mall sectors from significantly depressed valuations. More broadly, many of the headwinds for REITs began turning into tailwinds as signs emerged of a bottoming in global private real estate pricing, and as capital markets and transaction activity increased significantly.
■
The Fund benefited from positive stock selection across several sectors, including health care, triple net, data centers, and shopping centers.
Additionally, lack of exposure to the diversified sector and an overweight position in residential stocks contributed to relative performance versus the Index.
■
Stock selection in the office, industrial, and storage sectors undermined relative returns during the period. Also detracting from performance were underweight positions in the industrial and gaming sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	11.29%	11.90%	6.58%
S&P 500 Index	8.25%	18.59%	12.50%
FTSE NAREIT Equity REITs Index	9.94%	11.34%	5.33%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 137,104,071
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 834,702
Investment Company, Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 137,104,071
Number of fund holdings	36
Total advisory fees paid for the year	$ 834,702
Portfolio turnover rate for the year	118%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	26.4%
Health Care REITs	17.6%
Retail REITs	17.1%
Industrial REITs	14.4%
Residential REITs	13.5%
Office REITs	3.7%
Diversified REITs	3.2%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short Term Investment	0.8%
98.9%
Other assets in excess of liabilities	1.1%
100.0%

PGIM US Real Estate Fund - Class R6 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class R6
Trading Symbol	PJEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class R6	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile over the reporting period. The US REIT market was able to generate high-single-digit returns despite continued interest rate volatility and macroeconomic uncertainty. Gains were driven by sectors with strong demographic and/or technological support, specifically senior living and data centers. The market also witnessed a continued recovery in the office and mall sectors from significantly depressed valuations. More broadly, many of the headwinds for REITs began turning into tailwinds as signs emerged of a bottoming in global private real estate pricing, and as capital markets and transaction activity increased significantly.
■
The Fund benefited from positive stock selection across several sectors, including health care, triple net, data centers, and shopping centers.
Additionally, lack of exposure to the diversified sector and an overweight position in residential stocks contributed to relative performance versus the Index.
■
Stock selection in the office, industrial, and storage sectors undermined relative returns during the period. Also detracting from performance were underweight positions in the industrial and gaming sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.32%	11.90%	7.93% (5/25/2017)
S&P 500 Index	8.25%	18.59%	13.29%
FTSE NAREIT Equity REITs Index	9.94%	11.34%	5.88%

Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 137,104,071
Holdings Count | Holdings	36
Advisory Fees Paid, Amount	$ 834,702
Investment Company, Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 137,104,071
Number of fund holdings	36
Total advisory fees paid for the year	$ 834,702
Portfolio turnover rate for the year	118%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Sector Classification	% of Net Assets
Specialized REITs	26.4%
Health Care REITs	17.6%
Retail REITs	17.1%
Industrial REITs	14.4%
Residential REITs	13.5%
Office REITs	3.7%
Diversified REITs	3.2%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short Term Investment	0.8%
98.9%
Other assets in excess of liabilities	1.1%
100.0%

PGIM Short Duration Muni Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class A
Trading Symbol	PDSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class A	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve cut rates by 75 basis points (bps), starting with a 50-bp cut in September 2024, but adjusted its purely data-dependent approach—driven by indicators such as cooling inflation and a softer labor market backdrop—to incorporate a “wait-and-see” stance as the new administration’s policy priorities on issues such as tariffs, immigration, and federal spending began to take shape. (One basis point equals 0.01%.) Heavy gross issuance ($519 billion over the period) was met by healthy demand, particularly in the high yield sector. That stated, overall inflows slowed and net supply picked up (+$10.3 billion) in the first quarter of 2025. Against this backdrop, the yield curve re-steepened and municipal/Treasury yield ratios across the curve rose, with the 5-year, 10-year, and 30-year ending the period at 72%, 76%, and 92%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance versus the Bloomberg 1-8 Year Municipal Index. Specifically, overweights in healthcare, prepaid gas, public power, and transportation contributed to relative performance as spreads tightened.
■
The Fund’s long duration positioning, relative to the Index, detracted from performance as yields moved higher during the reporting period.
(Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning also detracted from performance as the differential between a 10-year bond and a 2-year bond of the same type steepened by 104 bps over the period.
■
The Fund maintained a modest short position in 10-year US Treasury futures contracts over the last two months of the reporting period to hedge overall duration from longer municipals. This position had a modestly negative impact on performance as US Treasury rates fell over the period in which the futures were held.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	0.40%	0.79%	1.39%
Class A without sales charges	2.71%	1.25%	1.62%
Bloomberg Municipal Bond Index*	1.22%	1.07%	2.13%
Bloomberg 1-8 Year Municipal Index	2.72%	1.35%	1.61%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 221,514,714
Holdings Count | Holdings	226
Advisory Fees Paid, Amount	$ 283,376
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 221,514,714
Number of fund holdings	226
Total advisory fees paid for the year	$ 283,376
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	16.2
AA	38.8
A	28.4
BBB	7.8
BB	3.0
Not Rated	4.0
Cash/Cash Equivalents	1.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Short Duration Muni Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class C
Trading Symbol	PDSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class C	$161	1.60%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve cut rates by 75 basis points (bps), starting with a 50-bp cut in September 2024, but adjusted its purely data-dependent approach—driven by indicators such as cooling inflation and a softer labor market backdrop—to incorporate a “wait-and-see” stance as the new administration’s policy priorities on issues such as tariffs, immigration, and federal spending began to take shape. (One basis point equals 0.01%.) Heavy gross issuance ($519 billion over the period) was met by healthy demand, particularly in the high yield sector. That stated, overall inflows slowed and net supply picked up (+$10.3 billion) in the first quarter of 2025. Against this backdrop, the yield curve re-steepened and municipal/Treasury yield ratios across the curve rose, with the 5-year, 10-year, and 30-year ending the period at 72%, 76%, and 92%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance versus the Bloomberg 1-8 Year Municipal Index. Specifically, overweights in healthcare, prepaid gas, public power, and transportation contributed to relative performance as spreads tightened.
■
The Fund’s long duration positioning, relative to the Index, detracted from performance as yields moved higher during the reporting period.
(Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning also detracted from performance as the differential between a 10-year bond and a 2-year bond of the same type steepened by 104 bps over the period.
■
The Fund maintained a modest short position in 10-year US Treasury futures contracts over the last two months of the reporting period to hedge overall duration from longer municipals. This position had a modestly negative impact on performance as US Treasury rates fell over the period in which the futures were held.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	0.71%	0.37%	0.80%
Class C without sales charges	1.71%	0.37%	0.80%
Bloomberg Municipal Bond Index*	1.22%	1.07%	2.13%
Bloomberg 1-8 Year Municipal Index	2.72%	1.35%	1.61%

*The Fund has added this broad-based index in response to new regulatory requirements.
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 221,514,714
Holdings Count | Holdings	226
Advisory Fees Paid, Amount	$ 283,376
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 221,514,714
Number of fund holdings	226
Total advisory fees paid for the year	$ 283,376
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	16.2
AA	38.8
A	28.4
BBB	7.8
BB	3.0
Not Rated	4.0
Cash/Cash Equivalents	1.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Short Duration Muni Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class Z
Trading Symbol	PDSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class Z	$32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve cut rates by 75 basis points (bps), starting with a 50-bp cut in September 2024, but adjusted its purely data-dependent approach—driven by indicators such as cooling inflation and a softer labor market backdrop—to incorporate a “wait-and-see” stance as the new administration’s policy priorities on issues such as tariffs, immigration, and federal spending began to take shape. (One basis point equals 0.01%.) Heavy gross issuance ($519 billion over the period) was met by healthy demand, particularly in the high yield sector. That stated, overall inflows slowed and net supply picked up (+$10.3 billion) in the first quarter of 2025. Against this backdrop, the yield curve re-steepened and municipal/Treasury yield ratios across the curve rose, with the 5-year, 10-year, and 30-year ending the period at 72%, 76%, and 92%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance versus the Bloomberg 1-8 Year Municipal Index. Specifically, overweights in healthcare, prepaid gas, public power, and transportation contributed to relative performance as spreads tightened.
■
The Fund’s long duration positioning, relative to the Index, detracted from performance as yields moved higher during the reporting period.
(Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning also detracted from performance as the differential between a 10-year bond and a 2-year bond of the same type steepened by 104 bps over the period.
■
The Fund maintained a modest short position in 10-year US Treasury futures contracts over the last two months of the reporting period to hedge overall duration from longer municipals. This position had a modestly negative impact on performance as US Treasury rates fell over the period in which the futures were held.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	3.02%	1.56%	1.90%
Bloomberg Municipal Bond Index*	1.22%	1.07%	2.13%
Bloomberg 1-8 Year Municipal Index	2.72%	1.35%	1.61%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 221,514,714
Holdings Count | Holdings	226
Advisory Fees Paid, Amount	$ 283,376
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 221,514,714
Number of fund holdings	226
Total advisory fees paid for the year	$ 283,376
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	16.2
AA	38.8
A	28.4
BBB	7.8
BB	3.0
Not Rated	4.0
Cash/Cash Equivalents	1.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Short Duration Muni Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class R6
Trading Symbol	PDSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class R6	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve cut rates by 75 basis points (bps), starting with a 50-bp cut in September 2024, but adjusted its purely data-dependent approach—driven by indicators such as cooling inflation and a softer labor market backdrop—to incorporate a “wait-and-see” stance as the new administration’s policy priorities on issues such as tariffs, immigration, and federal spending began to take shape. (One basis point equals 0.01%.) Heavy gross issuance ($519 billion over the period) was met by healthy demand, particularly in the high yield sector. That stated, overall inflows slowed and net supply picked up (+$10.3 billion) in the first quarter of 2025. Against this backdrop, the yield curve re-steepened and municipal/Treasury yield ratios across the curve rose, with the 5-year, 10-year, and 30-year ending the period at 72%, 76%, and 92%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance versus the Bloomberg 1-8 Year Municipal Index. Specifically, overweights in healthcare, prepaid gas, public power, and transportation contributed to relative performance as spreads tightened.
■
The Fund’s long duration positioning, relative to the Index, detracted from performance as yields moved higher during the reporting period.
(Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning also detracted from performance as the differential between a 10-year bond and a 2-year bond of the same type steepened by 104 bps over the period.
■
The Fund maintained a modest short position in 10-year US Treasury futures contracts over the last two months of the reporting period to hedge overall duration from longer municipals. This position had a modestly negative impact on performance as US Treasury rates fell over the period in which the futures were held.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	3.05%	1.60%	1.84% (5/25/2017)
Bloomberg Municipal Bond Index*	1.22%	1.07%	1.89%
Bloomberg 1-8 Year Municipal Index	2.72%	1.35%	1.56%

*The Fund has added this broad-based index in response to new regulatory requirements.

Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 221,514,714
Holdings Count | Holdings	226
Advisory Fees Paid, Amount	$ 283,376
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 221,514,714
Number of fund holdings	226
Total advisory fees paid for the year	$ 283,376
Portfolio turnover rate for the year	79%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Credit Quality expressed as a percentage of total investments as of 3/31/2025 (%)
AAA	16.2
AA	38.8
A	28.4
BBB	7.8
BB	3.0
Not Rated	4.0
Cash/Cash Equivalents	1.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Conservative Retirement Spending Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Conservative Retirement Spending Fund
Class Name	Class R6
Trading Symbol	PGFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Conservative Retirement Spending Fund (the “Fund”) for the period of April 3, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Conservative Retirement Spending Fund— Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The reporting period was a tale of dual market environments around the globe. The post-COVID-19 inflation surge remained one of the defining macroeconomic trends in recent years. While central banks appeared to be approaching their inflation targets by late 2024, the path was marked by a slow and uneven adjustment process. US markets performed well during the last three quarters of 2024, outpacing international markets by a wide margin. However, this trend reversed in the first quarter of 2025 as international equities significantly outperformed their US counterparts. Early 2025 also saw heightened global market volatility, driven by US tariff threats, the eventual implementation of those tariffs, and rising concerns about potential trade wars. The CBOE Volatility Index remained above its long-run average of 19.5 for most of March.
■
The Fund’s portfolio, through its investments in underlying funds, was allocated to a combination of approximately 40% equities and non-traditional asset classes, and 60% bonds. Equities outperformed bonds by 3.4% during the period.
■
At the underlying fund level, the PGIM US Real Estate Fund (Class R6) was a key contributor to relative performance, as it significantly outperformed its benchmark index for the period.
■
The Fund’s allocations to fixed income overall were a drag on performance, as bonds trailed equities by 3.4% during the period. At the underlying fund level, the PGIM Jennison Global Infrastructure Fund (Class R6) and PGIM Quant Solutions Commodity Strategies Fund
(Class R6) were key detractors from relative performance, as they lagged their respective benchmarks for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 3/31/2025
Since Inception (%)
Class R6	8.09% (4/3/2024)
S&P 500 Index*	8.25%
Bloomberg US Aggregate Bond Index*	4.88%
Conservative Retirement Spending Fund Custom Benchmark	7.19%
S&P Target Risk Conservative Index	5.70%

*The Fund has added this broad-based index in response to new regulatory requirements.

Performance Inception Date	Apr. 03, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,208,683
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 5,208,683
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	13%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025
?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	43.5%
Affiliated Mutual Funds - Domestic Equity	24.8%
Affiliated Mutual Fund - Short-Term Investment	14.3%
Affiliated Mutual Funds - International Equity	12.7%
Unaffiliated Exchange-Traded Fund - Fixed Income	3.5%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

PGIM Enhanced Retirement Spending Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Enhanced Retirement Spending Fund
Class Name	Class R6
Trading Symbol	PGFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Enhanced Retirement Spending Fund (the “Fund”) for the period of April 3, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Enhanced Retirement Spending Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The reporting period was a tale of dual market environments around the globe. The post-COVID-19 inflation surge remained one of the defining macroeconomic trends in recent years. While central banks appeared to be approaching their inflation targets by late 2024, the path was marked by a slow and uneven adjustment process. US markets performed well during the last three quarters of 2024, outpacing international markets by a wide margin. However, this trend reversed in the first quarter of 2025 as international equities significantly outperformed their US counterparts. Early 2025 also saw heightened global market volatility, driven by US tariff threats, the eventual implementation of those tariffs, and rising concerns about potential trade wars. The CBOE Volatility Index remained above its long-run average of 19.5 for most of March.
■
The Fund’s portfolio, through its investments in underlying funds, was allocated to a combination of approximately 80% equities and non-traditional asset classes, and 20% bonds. Equities outperformed bonds by 3.4% during the period.
■
At the underlying fund level, the PGIM Jennison Small-Cap Core Equity Fund (Class R6), PGIM US Real Estate Fund (Class R6), and PGIM
Quant Solutions Emerging Markets Equity Fund (Class R6) were some of the key contributors to relative performance, as they significantly outperformed their respective benchmark indexes for the period.
■
The Fund’s allocations to fixed income overall were a drag on performance as bonds trailed equities by 3.4% during the period. At the underlying fund level, the PGIM Jennison Global Infrastructure Fund (Class R6) and PGIM Quant Solutions Commodity Strategies Fund
(Class R6) were key detractors from relative performance, as they lagged their respective benchmarks for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 3/31/2025
Since Inception (%)
Class R6	8.45% (4/3/2024)
S&P 500 Index*	8.25%
Bloomberg US Aggregate Bond Index*	4.88%
Enhanced Retirement Spending Fund Custom Benchmark	7.05%
S&P Target Risk Moderate Index	5.89%

*The Fund has added this broad-based index in response to new regulatory requirements.

Performance Inception Date	Apr. 03, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,355,526
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 5,355,526
Number of fund holdings	15
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.9%
Affiliated Mutual Funds - International Equity	33.9%
Affiliated Mutual Funds - Fixed Income	19.1%
Unaffiliated Exchange-Traded Fund - Fixed Income	4.0%
Affiliated Exchange-Traded Fund - Fixed Income	3.0%
Affiliated Mutual Fund - Short-Term Investment	1.0%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%

PGIM Moderate Retirement Spending Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Moderate Retirement Spending Fund
Class Name	Class R6
Trading Symbol	PGFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Moderate Retirement Spending Fund (the “Fund”) for the period of April 3, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Moderate Retirement Spending Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The reporting period was a tale of dual market environments around the globe. The post-COVID-19 inflation surge remained one of the defining macroeconomic trends in recent years. While central banks appeared to be approaching their inflation targets by late 2024, the path was marked by a slow and uneven adjustment process. US markets performed well during the last three quarters of 2024, outpacing international markets by a wide margin. However, this trend reversed in the first quarter of 2025 as international equities significantly outperformed their US counterparts. Early 2025 also saw heightened global market volatility, driven by US tariff threats, the eventual implementation of those tariffs, and rising concerns about potential trade wars. The CBOE Volatility Index remained above its long-run average of 19.5 for most of March.
■
The Fund’s portfolio, through its investments in underlying funds, was allocated to a combination of approximately 60% equities and non-traditional asset classes, and 40% bonds. Equities outperformed bonds by 3.4% during the period.
■
At the underlying fund level, the PGIM Jennison Small-Cap Core Equity Fund (Class R6) and PGIM US Real Estate Fund (Class R6) were some of the key contributors to relative performance, as they significantly outperformed their respective benchmark indexes for the period.
■
The Fund’s allocations to fixed income overall were a drag on performance, as bonds trailed equities by 3.4% during the period. At the underlying fund level, the PGIM Jennison Global Infrastructure Fund (Class R6) and PGIM Quant Solutions Commodity Strategies Fund
(Class R6) were key detractors from relative performance, as they lagged their respective benchmarks for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 3/31/2025
Since Inception (%)
Class R6	8.54% (4/3/2024)
S&P 500 Index*	8.25%
Bloomberg US Aggregate Bond Index*	4.88%
Moderate Retirement Spending Fund Custom Benchmark	7.42%
S&P Target Risk Conservative Index	5.70%

*The Fund has added this broad-based index in response to new regulatory requirements.

Performance Inception Date	Apr. 03, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,232,757
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2025?
Fund’s net assets	$ 5,232,757
Number of fund holdings	14
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2025
?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	32.7%
Affiliated Mutual Funds - Fixed Income	30.4%
Affiliated Mutual Funds - International Equity	22.8%
Affiliated Mutual Fund - Short-Term Investment	7.0%
Unaffiliated Exchange-Traded Fund - Fixed Income	6.0%
Affiliated Exchange-Traded Fund - Fixed Income	2.0%
100.9%
Liabilities in excess of other assets	(0.9)%
100.0%